UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1.  Schedule of Investments.
  Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 9.1%
Consumer, Non-cyclical - 2.9%
Bristol-Myers Squibb Co.	15,900	$781,644
Biogen, Inc.*,1,2	2,700	748,548
Gilead Sciences, Inc.[1,2]	10,200	738,990
Cigna Corp.[1]	3,900	570,258
Merck & Company, Inc.[1]	8,000	495,920
Macquarie Infrastructure Corp.	5,700	427,443
Total Consumer, Non-cyclical		3,762,803
Communications - 1.5%
Verizon Communications, Inc.[1,2]	15,800	774,358
CenturyLink, Inc.	25,400	656,844
Alphabet, Inc. — Class C*	625	497,994
Total Communications		1,929,196
Consumer, Cyclical - 1.5%
General Motors Co.[1,2]	26,000	951,860
L Brands, Inc.[1,2]	12,200	734,562
Target Corp.[1]	3,300	212,784
Total Consumer, Cyclical		1,899,206
Financial - 1.5%
Wells Fargo & Co.[1,2]	18,700	1,053,371
Lazard Ltd. — Class A1	19,300	819,864
Total Financial		1,873,235
Industrial - 1.0%
Lockheed Martin Corp.[1]	3,300	829,389
Koninklijke Philips N.V.	17,107	501,659
Total Industrial		1,331,048
Technology - 0.5%
KLA-Tencor Corp.[1]	7,150	608,537
Basic Materials - 0.2%
LyondellBasell Industries N.V. — Class A1,2,8	3,400	317,118
Total Common Stocks
(Cost $11,505,447)		11,721,143

CONVERTIBLE PREFERRED STOCKS† - 8.9%
Consumer, Non-cyclical - 3.9%
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18	1,800	1,109,880
7.00% due 12/15/18	1,228	757,185
Allergan plc
5.50% due 03/01/18[1]	2,347	1,857,626
Anthem, Inc.
5.25% due 05/01/18[1]	27,748	1,344,113
Total Consumer, Non-cyclical		5,068,804
Industrial - 1.9%
Belden, Inc.
6.75% due 07/15/19[1]	8,365	895,557
Stericycle, Inc.
5.25% due 09/15/18[1]	12,600	823,032
Arconic, Inc.
5.38% due 10/01/17[1]	20,725	759,986
Total Industrial		2,478,575
Financial - 1.3%
Mandatory Exchangeable Trust
5.75% due 06/03/19[3]	6,993	864,090
AMG Capital Trust II
5.15% due 10/15/37[1]	8,607	491,675

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 8.9% (continued)
Financial - 1.3% (continued)
Wells Fargo & Co.
7.50%[1,4]	208	$250,042
Total Financial		1,605,807
Communications - 1.1%
Frontier Communications Corp.
11.13% due 06/29/18[1,2]	18,923	1,383,461
Energy - 0.7%
Hess Corp.
8.00% due 02/01/19[1]	13,550	877,227
Total Convertible Preferred Stocks
(Cost $12,864,879)		11,413,874
SHORT TERM INVESTMENTS† - 11.8%
Morgan Stanley Institutional Liquidity Government Portfolio
0.47%[5]	15,182,448	15,182,448
Total Short Term Investments
(Cost $15,182,448)		15,182,448

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 70.0%
Technology - 13.6%
NVIDIA Corp.
1.00% due 12/01/18[1,2]	278,000	1,505,717
Intel Corp.
3.48% due 12/15/35[1,2]	1,066,000	1,456,422
Microchip Technology, Inc.
1.63% due 02/15/25[1]	1,067,000	1,450,453
Lam Research Corp.
1.25% due 05/15/18[1,2]	727,000	1,377,665
Micron Technology, Inc.
3.00% due 11/15/43[1,2]	1,200,000	1,233,750
Cypress Semiconductor Corp.
4.50% due 01/15/22[1,3]	822,000	949,410
ServiceNow, Inc.
0.00% due 11/01/18[1,6]	685,000	912,334
Advanced Micro Devices, Inc.
2.13% due 09/01/26	545,000	816,819
BroadSoft, Inc.
1.00% due 09/01/22	655,000	806,878
Electronics For Imaging, Inc.
0.75% due 09/01/19	765,000	802,772
ON Semiconductor Corp.
1.00% due 12/01/20[1,2]	700,000	739,813
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1,2]	691,000	724,254
Advanced Semiconductor Engineering, Inc.
0.00% due 09/05/18[6]	600,000	706,950
Kingsoft Corp. Ltd.
1.25% due 04/11/19	5,000,000 HKD	640,840
Nanya Technology Corp.
0.00% due 01/24/22[6]	600,000	635,250
Red Hat, Inc.
0.25% due 10/01/19[1,2]	475,000	574,750
Salesforce.com, Inc.
0.25% due 04/01/18	453,000	573,611

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 70.0% (continued)
Technology - 13.6% (continued)
United Microelectronics Corp.
0.00% due 05/18/20[6]	600,000	$570,750
Citrix Systems, Inc.
0.50% due 04/15/19[1,2]	471,000	546,949
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1,2]	435,000	452,128
Total Technology		17,477,515
Consumer, Non-cyclical - 13.4%
Wright Medical Group, Inc.
2.00% due 02/15/20[1]	1,383,000	1,508,334
Element Financial Corp.
4.25% due 06/30/20[1,3]	1,873,000 CAD	1,486,907
Element Fleet Management Corp.
5.13% due 06/30/19[3]	1,725,000 CAD	1,483,533
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1,2]	1,401,000	1,411,508
Hologic, Inc.
2.00% due 03/01/42[1,2,7,9]	545,000	745,969
0.00% due 12/15/43[1,2,6,7,10]	400,000	491,000
Euronet Worldwide, Inc.
1.50% due 10/01/44[1,2]	1,064,000	1,216,950
Molina Healthcare, Inc.
1.63% due 08/15/44[1,2]	960,000	1,118,400
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1,2]	852,000	1,030,919
HealthSouth Corp.
2.00% due 12/01/43[1,2]	692,000	789,313
NuVasive, Inc.
2.25% due 03/15/21[1,3]	580,000	766,325
Horizon Pharma Investment Ltd.
2.50% due 03/15/22	793,000	763,758
Qiagen N.V.
0.88% due 03/19/21	600,000	708,749
Ablynx N.V.
3.25% due 05/27/20	500,000 EUR	613,027
Nevro Corp.
1.75% due 06/01/21	461,000	545,133
Medicines Co.
2.75% due 07/15/23[3]	454,000	458,256
Terumo Corp.
0.00% due 12/06/21[6]	40,000,000 JPY	434,377
Jazz Investments I Ltd.
1.88% due 08/15/21[1,2]	400,000	403,750
Herbalife Ltd.
2.00% due 08/15/19[1]	414,000	398,736
J Sainsbury plc
1.25% due 11/21/19	300,000 GBP	394,792
Clovis Oncology, Inc.
2.50% due 09/15/21	289,000	378,229
Total Consumer, Non-cyclical		17,147,965
Financial - 11.2%
Aurelius SE
1.00% due 12/01/20	900,000 EUR	1,201,685
AYC Finance Ltd.
0.50% due 05/02/19	1,070,000	1,108,788

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 70.0% (continued)
Financial - 11.2% (continued)
Haitong International Securities Group, Ltd.
0.00% due 10/25/21[6]	8,000,000 HKD	$1,038,746
BUWOG AG
0.00% due 09/09/21[6]	900,000 EUR	982,356
Colony NorthStar, Inc.
3.88% due 01/15/21[1,2]	916,000	918,863
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19	700,000 EUR	891,713
Air Lease Corp.
3.88% due 12/01/18[1,2]	623,000	869,085
Azimut Holding SpA
2.13% due 11/25/20[1]	700,000 EUR	805,662
Starwood Property Trust, Inc.
4.00% due 01/15/19[1,2]	693,000	783,090
Colony Starwood Homes
3.00% due 07/01/19	662,000	748,888
British Land White 2015 Ltd.
0.00% due 06/09/20[6]	600,000 GBP	698,623
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	500,000 EUR	660,848
Beni Stabili SpA
2.63% due 04/17/19	500,000 EUR	568,718
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	268,000	534,493
Deutsche Wohnen AG
0.88% due 09/08/21	300,000 EUR	498,878
Extra Space Storage, LP
3.13% due 10/01/35[3]	477,000	491,906
Unite Jersey Issuer Ltd.
2.50% due 10/10/18	300,000 GBP	467,542
Swiss Life Holding AG
0.00% due 12/02/20[6]	305,000 CHF	405,518
Nexity S.A.
0.13% due 01/01/23	358,408 EUR	384,697
LEG Immobilien AG
0.50% due 07/01/21	200,000 EUR	307,805
Total Financial		14,367,904
Communications - 9.4%
DISH Network Corp.
3.38% due 08/15/26[1,2,3]	1,867,000	2,190,224
Priceline Group, Inc.
0.35% due 06/15/20[1,2]	1,297,000	1,733,926
Twitter, Inc.
0.25% due 09/15/19[1]	850,000	800,595
1.00% due 09/15/21[1,2]	626,000	573,963
Ctrip.com International Ltd.
1.00% due 07/01/20	567,000	599,957
1.25% due 10/15/18[1]	458,000	556,184
Proofpoint, Inc.
0.75% due 06/15/20[1,2]	947,000	1,136,992
Telenor East Holding II AS
0.25% due 09/20/19	800,000	902,399
Liberty Media Corp.
1.38% due 10/15/23[1,2]	727,000	789,704

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 70.0% (continued)
Communications - 9.4% (continued)
WebMD Health Corp.
2.63% due 06/15/23[1,3]	727,000	$688,833
FireEye, Inc.
1.00% due 06/01/35	700,000	646,625
American Movil BV
5.50% due 09/17/18[1]	600,000 EUR	544,349
Liberty Interactive LLC
1.75% due 09/30/46[1,3]	437,000	492,444
Vodafone Group PLC
1.50% due 08/25/17	300,000 GBP	359,314
Total Communications		12,015,509
Consumer, Cyclical - 7.7%
Suzuki Motor Corp.
0.00% due 03/31/23[6]	160,000,000 JPY	1,764,156
Steinhoff Finance Holdings GmbH
1.25% due 08/11/22	700,000 EUR	746,278
4.00% due 01/30/21	300,000 EUR	432,367
Iida Group Holdings Co. Ltd
0.00% due 06/18/20[1,6]	100,000,000 JPY	962,025
Sonae Investments B.V.
1.63% due 06/11/19	900,000 EUR	913,884
International Consolidated Airlines Group S.A.
0.25% due 11/17/20	800,000 EUR	810,525
CalAtlantic Group, Inc.
0.25% due 06/01/19[1]	700,000	654,500
LVMH Moet Hennessy Louis Vuitton SE
0.00% due 02/16/21[6]	2,445	650,981
Valeo S.A.
0.00% due 06/16/21[6]	600,000	645,000
Sony Corp.
0.00% due 09/30/22[6]	58,000,000 JPY	559,005
NHK Spring Co. Ltd.
0.00% due 09/20/19[6]	450,000	486,000
Asics Corp.
0.00% due 03/01/19[6]	50,000,000 JPY	481,235
HIS Co. Ltd.
0.00% due 08/30/19[6]	50,000,000 JPY	464,135
Shenzhou International Group Holdings Ltd.
0.50% due 06/18/19	2,000,000 HKD	340,557
Total Consumer, Cyclical		9,910,648
Industrial - 7.0%
Dycom Industries, Inc.
0.75% due 09/15/21[1,2]	1,172,000	1,280,410
China Railway Construction Corporation Ltd.
0.00% due 01/29/21[6]	1,000,000	1,210,000
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19	750,000	900,896

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 70.0% (continued)
Industrial - 7.0% (continued)
Makino Milling Machine Co., Ltd.
0.00% due 03/19/18[6]	70,000,000 JPY	$771,042
Safran S.A.
0.00% due 12/31/20[6]	711,500 EUR	724,590
Cemex SAB de CV
3.72% due 03/15/20	508,000	586,740
Implenia AG
0.50% due 06/30/22	485,000 CHF	551,315
CRRC Corporation Ltd.
0.00% due 02/05/21[6]	500,000	523,750
OSG Corp.
0.00% due 04/04/22[6]	40,000,000 JPY	521,519
Shimizu Corp.
0.00% due 10/16/20[6]	50,000,000 JPY	490,229
Larsen & Toubro Ltd.
0.68% due 10/22/19	500,000	485,063
BW Group Ltd.
1.75% due 09/10/19	400,000	375,800
MTU Aero Engines AG
0.13% due 05/17/23	300,000 EUR	369,194
Vishay Intertechnology, Inc.
2.25% due 05/15/41	190,000	187,031
Total Industrial		8,977,579
Energy - 5.0%
Weatherford International Ltd.
5.88% due 07/01/21[1,2]	2,142,000	2,403,056
Chesapeake Energy Corp.
5.50% due 09/15/26[3]	2,059,000	2,204,418
PDC Energy, Inc.
1.13% due 09/15/21[1]	533,000	602,956
Oasis Petroleum, Inc.
2.63% due 09/15/23	330,000	441,375
Technip S.A.
0.88% due 01/25/21	300,000 EUR	424,634
RAG-Stiftung
0.00% due 02/18/21[6]	300,000 EUR	356,550
Total Energy		6,432,989
Utilities - 1.4%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,7]	15,045	1,050,329
NRG Yield, Inc.
3.25% due 06/01/20[3]	700,000	685,563
Total Utilities		1,735,892
Basic Materials - 1.3%
Kansai Paint Co., Ltd.
0.00% due 06/17/19[6]	80,000,000 JPY	754,164
Toray Industries, Inc.
0.00% due 08/30/19[6]	60,000,000 JPY	635,576
OCI NV
3.88% due 09/25/18	300,000 EUR	321,049
Total Basic Materials		1,710,789
Total Convertible Bonds
(Cost $85,031,073)		89,776,790

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.2%
Consumer, Non-cyclical - 9.6%
Tenet Healthcare Corp.
6.00% due 10/01/20[1,2]	1,900,000	$2,009,249
8.13% due 04/01/22	196,000	198,940
4.50% due 04/01/21[1]	153,000	154,530
United Rentals North America, Inc.
6.13% due 06/15/23[1]	700,000	741,999
5.50% due 07/15/25[1,2]	350,000	364,438
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/25[1,3]	1,200,000	982,499
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[3]	1,271,000	956,427
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	580,000	601,750
HCA, Inc.
5.38% due 02/01/25	294,000	300,248
5.00% due 03/15/24[1]	256,000	267,200
HealthSouth Corp.
5.75% due 09/15/25[1,2]	525,000	528,938
Sotheby's
5.25% due 10/01/22[1,3]	500,000	505,000
BioMarin Pharmaceutical, Inc.
0.75% due 10/15/18	417,000	482,677
Sucampo Pharmaceuticals, Inc.
3.25% due 12/15/21[3]	470,000	459,719
Revlon Consumer Products Corp.
6.25% due 08/01/24[1]	392,000	406,700
Quorum Health Corp.
11.63% due 04/15/23[3]	404,000	381,779
Horizon Pharma, Inc.
6.63% due 05/01/23[1,2]	375,000	362,813
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	451,000	330,358
Greatbatch Ltd.
9.13% due 11/01/23[3]	294,000	307,598
Cenveo Corp.
8.50% due 09/15/22[3]	400,000	282,000
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	250,000	281,875
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,3]	269,000	275,389
Cott Corp.
5.50% due 07/01/24[3]	218,000 EUR	250,289
Ahern Rentals, Inc.
7.38% due 05/15/23[1,3]	261,000	245,340
Concordia International Corp.
9.50% due 10/21/22[3]	350,000	150,500
7.00% due 04/15/23[3]	146,000	53,929
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	152,000	159,600
Cott Beverages, Inc.
5.38% due 07/01/22	145,000	149,024

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.2% (continued)
Consumer, Non-cyclical - 9.6% (continued)
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	69,000	$66,068
Land O' Lakes, Inc.
6.00% due 11/15/22[3]	26,000	28,470
Total Consumer, Non-cyclical		12,285,346
Energy - 7.0%
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/20[1]	925,000	948,125
7.00% due 11/15/23[1]	392,000	400,820
Rowan Companies, Inc.
7.88% due 08/01/19[1,2]	1,000,000	1,095,000
Nabors Industries, Inc.
0.75% due 01/15/24[3]	867,000	878,921
Ensco Jersey Finance Ltd.
3.00% due 01/31/24[3]	566,000	619,770
CONSOL Energy, Inc.
8.00% due 04/01/23	475,000	489,250
PDC Energy, Inc.
6.13% due 09/15/24[1,3]	425,000	446,250
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	400,000	412,999
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1,3]	342,000	369,360
5.38% due 01/15/25[3]	25,000	25,750
Sabine Pass Liquefaction LLC
5.75% due 05/15/24	348,000	380,625
Tesoro Corp.
5.13% due 12/15/26[1,3]	360,000	376,650
Tullow Oil plc
6.25% due 04/15/22[3]	400,000	372,000
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
12.00% due 11/01/21	328,000	350,140
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1]	300,000	309,450
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23[1]	264,000	287,760
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	195,000	212,794
Continental Resources, Inc.
5.00% due 09/15/22[1,2]	203,000	207,821
Diamondback Energy, Inc.
4.75% due 11/01/24[3]	176,000	176,660
Murphy Oil Corp.
4.70% due 12/01/22	127,000	125,016
6.88% due 08/15/24	24,000	25,800

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face	Value
	Amount~
CORPORATE BONDS†† - 39.2% (continued)
Energy - 7.0% (continued)
Oasis Petroleum, Inc.
6.88% due 01/15/23	136,000	$139,910
Kerr-McGee Corp.
6.95% due 07/01/24[1]	108,000	129,571
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
5.25% due 01/15/25	98,000	102,533
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.13% due 02/01/25[3]	25,000	25,969
Total Energy		8,908,944
Communications - 5.8%
Frontier Communications Corp.
11.00% due 09/15/25[1]	1,194,000	1,211,909
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22[1]	627,000	650,650
5.88% due 04/01/24[1,3]	196,000	210,823
DISH DBS Corp.
6.75% due 06/01/21[1,2]	500,000	538,440
5.88% due 11/15/24[1]	299,000	303,485
SFR Group S.A.
6.25% due 05/15/24[1,3]	546,000	551,460
CenturyLink, Inc.
6.75% due 12/01/23[1]	499,000	515,218
Finisar Corp.
0.50% due 12/15/36[3]	447,000	451,191
West Corp.
5.38% due 07/15/22[1,3]	450,000	434,813
Sprint Corp.
7.88% due 09/15/23[1]	392,000	429,240
Hughes Satellite Systems Corp.
6.50% due 06/15/19	364,000	392,665
CBS Radio, Inc.
7.25% due 11/01/24[1,3]	343,000	358,219
GCI, Inc.
6.88% due 04/15/25[1]	313,000	327,085
Tribune Media Co.
5.88% due 07/15/22	306,000	310,590
Sinclair Television Group, Inc.
5.88% due 03/15/26[3]	294,000	295,838
Radio One, Inc.
7.38% due 04/15/22[1,3]	220,000	226,600
Windstream Services LLC
7.50% due 06/01/22	196,000	190,610
Total Communications		7,398,836
Consumer, Cyclical - 4.1%
L Brands, Inc.
5.63% due 02/15/22[1]	502,000	527,903
5.63% due 10/15/23[1]	295,000	308,275
GameStop Corp.
6.75% due 03/15/21[1,3]	694,000	707,880

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.2% (continued)
Consumer, Cyclical - 4.1% (continued)
Allegiant Travel Co.
5.50% due 07/15/19[1]	400,000	$413,000
FirstCash, Inc.
6.75% due 04/01/21[1]	348,000	366,270
Scotts Miracle-Gro Co.
5.25% due 12/15/26[1,3]	348,000	351,264
Levi Strauss & Co.
5.00% due 05/01/25[1]	341,000	344,197
VWR Funding, Inc.
4.63% due 04/15/22[1,3]	300,000 EUR	335,914
Scientific Games International, Inc.
10.00% due 12/01/22	299,000	307,856
Hanesbrands, Inc.
4.63% due 05/15/24[1,3]	294,000	292,530
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22[1]	300,000	290,250
Brinker International, Inc.
3.88% due 05/15/23[1]	294,000	277,095
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	240,000	243,029
MGM Resorts International
7.75% due 03/15/22[1]	140,000	163,408
4.63% due 09/01/26	49,000	47,714
Travelex Financing plc
8.00% due 08/01/18[3]	150,000 GBP	189,919
Wolverine World Wide, Inc.
5.00% due 09/01/26[3]	98,000	93,345
Total Consumer, Cyclical		5,259,849
Industrial - 3.6%
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,3]	576,000	525,600
MasTec, Inc.
4.88% due 03/15/23[1]	523,000	519,731
Energizer Holdings, Inc.
5.50% due 06/15/25[1,2,3]	420,000	428,400
KLX, Inc.
5.88% due 12/01/22[1,2,3]	348,000	365,834
Eletson Holdings, Inc.
9.63% due 01/15/22[1,3]	384,000	312,000
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,3]	300,000	309,000
Boise Cascade Co.
5.63% due 09/01/24[3]	294,000	300,615
Ball Corp.
5.25% due 07/01/25	268,000	282,740
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc.
7.38% due 01/15/22[3]	400,000	276,250
Builders FirstSource, Inc.
5.63% due 09/01/24[1,3]	238,000	245,438
Triumph Group, Inc.
4.88% due 04/01/21	249,000	238,418

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.2% (continued)
Industrial - 3.6% (continued)
TransDigm, Inc.
6.50% due 07/15/24	227,000	$228,419
Masco Corp.
4.45% due 04/01/25[1]	203,000	209,679
Xerium Technologies, Inc.
9.50% due 08/15/21	196,000	197,960
Bombardier, Inc.
6.13% due 01/15/23[1,3]	166,000	163,095
Louisiana-Pacific Corp.
4.88% due 09/15/24	49,000	49,000
Total Industrial		4,652,179
Technology - 3.5%
Integrated Device Technology, Inc.
0.88% due 11/15/22	885,000	944,737
Teradyne, Inc.
1.25% due 12/15/23[3]	824,000	934,209
Qorvo, Inc.
7.00% due 12/01/25[1,2]	794,000	881,340
Veeco Instruments, Inc.
2.70% due 01/15/23	665,000	653,363
Western Digital Corp.
10.50% due 04/01/24[1,2,3]	313,000	369,340
Seagate HDD Cayman
4.88% due 06/01/27[1]	343,000	322,907
First Data Corp.
5.38% due 08/15/23[1,3]	240,000	247,800
Nuance Communications, Inc.
5.38% due 08/15/20[1,3]	158,000	162,049
Total Technology		4,515,745
Financial - 2.9%
Alliance Data Systems Corp.
6.38% due 04/01/20[1,2,3]	750,000	763,125
Forest City Realty Trust, Inc.
4.25% due 08/15/18	616,000	700,315
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	504,000	534,331
E*TRADE Financial Corp.
4.63% due 09/15/23[1,2]	466,000	478,678
Credit Acceptance Corp.
7.38% due 03/15/23[1]	427,000	440,262
CoreCivic, Inc.
4.63% due 05/01/23[1]	405,000	405,000
Radian Group, Inc.
7.00% due 03/15/21	171,000	190,024
Ally Financial, Inc.
5.13% due 09/30/24[1,2]	165,000	169,901
Starwood Property Trust, Inc.
5.00% due 12/15/21[3]	49,000	49,919
Total Financial		3,731,555
Basic Materials - 2.6%
NOVA Chemicals Corp.
5.25% due 08/01/23[1,3]	400,000	415,500
5.00% due 05/01/25[1,3]	411,000	413,055
Commercial Metals Co.
4.88% due 05/15/23[1]	371,000	380,275

	Face
	Amount~	Value
CORPORATE BONDS†† - 39.2% (continued)
Basic Materials - 2.6% (continued)
First Quantum Minerals Ltd.
7.00% due 02/15/21[3]	326,000	$335,780
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1]	250,000	303,750
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,3]	247,000	287,755
Tronox Finance LLC
7.50% due 03/15/22[3]	275,000	269,500
TPC Group, Inc.
8.75% due 12/15/20[3]	293,000	265,165
Compass Minerals International, Inc.
4.88% due 07/15/24[1,3]	228,000	223,440
Sappi Papier Holding GmbH
4.00% due 04/01/23[3]	165,000 EUR	188,903
Steel Dynamics, Inc.
5.00% due 12/15/26[3]	79,000	80,580
St. Barbara Ltd.
8.88% due 04/15/18[1,3]	76,000	78,328
Kaiser Aluminum Corp.
5.88% due 05/15/24	49,000	51,450
Total Basic Materials		3,293,481
Utilities - 0.1%
Dynegy, Inc.
8.00% due 01/15/25[3]	122,000	117,730
Total Corporate Bonds
(Cost $49,098,626)		50,163,665
SENIOR FLOATING RATE INTERESTS††,11 - 0.7%
Communications- 0.4%
CSC Holdings LLC
3.77% due 10/11/24	545,633	552,538
Consumer, Non-cyclical - 0.2%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	350,000	185,500
Basic Materials - 0.1%
Fortescue Resources August 2006 Pty Ltd.
3.75% due 06/30/19	138,160	139,139
Total Senior Floating Rate Interests
(Cost $980,975)		877,177
	Contracts (100 shares per contract)	Value
PUT OPTIONS PURCHASED†,* - 0.0%**
Macquarie Infrastructure Corp. Expiring February 2017 with strike price of $75.00	51	8,543
Total Put Options Purchased
(Cost $2,750)		8,543
Total Investments - 139.7%
(Cost $174,666,198)		$179,143,640

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

CALL OPTIONS WRITTEN†,* - 0.0%**
LyondellBasell Industries N.V. Expiring March 2017 with strike price of $97.50	34	(4,675)
Total Call Options Written
(Premiums received $7,084)		(4,675)
Other Assets & Liabilities, net - (39.7)%		(50,916,715)
Total Net Assets - 100.0%		$128,222,250

~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
1	All or a portion of these securities have been physically segregated or earmarked in connection with borrowings. As of January 31, 2017, the total value of the positions segregated was $83,901,123.
2	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $34,669,089 in aggregate has been rehypothecated.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $34,376,590 (cost $33,966,041), or 26.8% of total net assets.

4	Perpetual maturity.
5	Rate indicated is the 7-day yield as of January 31, 2017.
6	Zero coupon rate security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	All or a portion of this security represents cover for outstanding written options. As of January 31, 2017, the total value of the positions segregated was $317,118.
9	Security becomes an accreting bond after March 1, 2018, with a 2.00% principal accretion rate.
10	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
11	Variable rate security. The rate indicated is the rate effective as of January 31, 2017.

A.G.	Stock Corporation
B.V.	Limited Liability Company
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
JPY	Japanese Yen
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation
SAB de CV	Publicly Traded Company
SpA	Limited Share Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 1 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$11,721,143	$—	$—	$11,721,143
Convertible Preferred Stocks	11,413,874	—	—	11,413,874
Short Term Investments	15,182,448	—	—	15,182,448
Convertible Bonds	—	89,776,790	—	89,776,790

Other Information (unaudited)

Corporate Bonds	—	50,163,665	—	50,163,665
Senior Floating Rate Interests	—	877,177	—	877,177
Put Options Purchased	8,543	—	—	8,543
Forward Foreign Currency Exchange Contracts*	—	90,753	—	90,753
Total Assets	$38,326,008	$140,908,385	$—	$179,234,393

Liabilities
Call Options Written	$4,675	$—	$—	$4,675
Forward Foreign Currency Exchange Contracts*	—	507,306	—	507,306
Unfunded Commitments	—	432,835	—	432,835
Total Liabilities	$4,675	$940,141	$—	$944,816
* These amounts are reported as unrealized gain/(loss) as of January 31, 2017.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended January 31, 2017.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

For information on the Advent/Claymore Enhanced Growth & Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward foreign currency exchange contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another.  Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2017.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities
Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts, swap contracts, and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:
As of January 31, 2017, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward foreign currency exchange contracts and foreign currency translations are as follows:
Cost of			Net Tax	Net Tax Unrealized
Investments	Gross Tax	Gross Tax	Unrealized	Depreciation
for Tax	Unrealized	Unrealized	Appreciation	on Derivatives and
Purposes	Appreciation	Depreciation	on Investments	Foreign Currency
$175,206,266	$9,659,205	$(5,721,831)	$3,937,374	$(414,144)

Note 3 – Forward Foreign Currency Exchange Contracts:
As of January 31, 2017, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2017	Net Unrealized Appreciation (Depreciation)

CAD	3,693,235
for USD	2,815,180	The Bank of New York Mellon	3/14/2017	$ 2,815,180	$ 2,833,948	$ (18,768)
CAD	795,000
for USD	605,991	The Bank of New York Mellon	3/14/2017	605,991	610,031	(4,040)
CHF	1,344,000
for USD	1,330,166	The Bank of New York Mellon	3/14/2017	1,330,166	1,365,353	(35,187)
EUR	715,000
for USD	762,190	The Bank of New York Mellon	3/14/2017	762,190	774,055	(11,865)
EUR	11,565,000
for USD	12,328,290	The Bank of New York Mellon	3/14/2017	12,328,290	12,520,206	(191,916)
EUR	100,000
for USD	107,049	The Bank of New York Mellon	3/14/2017	107,049	108,259	(1,210)
EUR	2,360,000
for USD	2,515,760	The Bank of New York Mellon	3/14/2017	2,515,760	2,554,923	(39,163)
EUR	82,000
for USD	87,314	The Bank of New York Mellon	3/14/2017	87,314	88,772	(1,458)
GBP	147,542
for USD	187,061	The Bank of New York Mellon	3/14/2017	187,061	185,787	1,274
GBP	1,028,750
for USD	1,304,300	The Bank of New York Mellon	3/14/2017	1,304,300	1,295,415	8,885
GBP	872,000
for USD	1,105,565	The Bank of New York Mellon	3/14/2017	1,105,565	1,098,033	7,532
JPY	660,983,000
for USD	5,746,279	The Bank of New York Mellon	3/14/2017	5,746,279	5,879,876	(133,597)
JPY	42,000,000
for USD	366,300	The Bank of New York Mellon	3/14/2017	366,300	373,617	(7,317)
JPY	32,000,000
for USD	272,556	The Bank of New York Mellon	3/14/2017	272,556	284,661	(12,105)
JPY	31,000,000
for USD	264,455	The Bank of New York Mellon	3/14/2017	264,455	275,765	(11,310)
JPY	64,000,000
for USD	548,337	The Bank of New York Mellon	3/14/2017	548,337	569,322	(20,985)
JPY	51,575,000
for USD	448,369	The Bank of New York Mellon	3/14/2017	448,369	458,793	(10,424)
TWD	17,600,000
for USD	554,156	The Bank of New York Mellon	3/14/2017	554,156	562,117	(7,961)
						(489,615)

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 1/31/2017	Net Unrealized Appreciation (Depreciation)
CAD	645,000
for USD	487,289	The Bank of New York Mellon	3/14/2017	$ 487,289	$ 494,931	$ 7,642
CHF	215,000
for USD	212,253	The Bank of New York Mellon	3/14/2017	212,253	218,415	6,162
CHF	62,000
for USD	61,244	The Bank of New York Mellon	3/14/2017	61,244	62,985	1,741
CHF	115,000
for USD	112,842	The Bank of New York Mellon	3/14/2017	112,842	116,827	3,985
EUR	880,000
for USD	931,850	The Bank of New York Mellon	3/14/2017	931,850	952,683	20,833
EUR	355,000
for USD	373,433	The Bank of New York Mellon	3/14/2017	373,433	384,321	10,888
EUR	530,000
for USD	568,793	The Bank of New York Mellon	3/14/2017	568,793	573,775	4,982
GBP	311,000
for USD	384,660	The Bank of New York Mellon	3/14/2017	384,660	391,615	6,955
TWD	17,600,000
for USD	552,243	The Bank of New York Mellon	3/14/2017	552,243	562,117	9,874
						73,062

		Total unrealized depreciation on forward foreign currency exchange contracts				$ (416,553)

Note 4 – Loan Commitments:
As of January 31, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
PetSmart, Inc.	03/10/22	$437,000	$432,835

SUPPLEMENTAL INFORMATION (Unaudited)	January 31, 2017

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

 A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland
  Tracy V. Maitland
  President and Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
  Tracy V. Maitland
  President and Chief Executive Officer

Date:	March 27, 2017

By:	/s/ Robert White
  Robert White
  Treasurer and Chief Financial Officer

Date:	March 27, 2017